Law Offices of DT Chisolm, P.C.

11508 H-236 Providence Road

Charlotte, NC 28277

April 25, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Services

RE:	Global X Funds (“Trust”) File Nos. 333-151713, 811-22209

Post-Effective Amendment No. 68

Ladies and Gentlemen:

Included herewith for filing on behalf of the Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, is one copy of Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A (“Amendment”).

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (704) 806-2387.

Sincerely,

/s/ Daphne Tippens Chisolm